Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Basic earnings per share
Weighted average number of outstanding ordinary shares in issue	60,660,846	58,822,425
Net income	$ 3,685	$ 2,794
Net income attributable to non-controlling interests	(2,003)	(2,257)
Net income for the period attributable to ordinary shareholders of the Company	$ 1,682	$ 537
Earnings per share attributable to ordinary shareholders of the Company (US$ per share)	$ 0.03	$ 0.01
Diluted earnings per share
Weighted average number of outstanding ordinary shares in issue	60,660,846	58,822,425
Adjustment for share options and LTIP	473,693	303,660
Weighted average number of outstanding ordinary shares in issue, diluted	61,134,539	59,126,085
Net income for the period attributable to ordinary shareholders of the Company	$ 1,682	$ 537
Earnings per share attributable to ordinary shareholders of the Company (US$ per share)	$ 0.03	$ 0.01